(18) Stock Options and Warrants (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 21, 2011
Details
Shares authorized for issuance under 2012 Plan				90,000
Options available to distribute under 2012 Plan	60,000
Beneficial conversion feature expense third party	$ 53,946	$ 53,947
Compensation Expense associated with unvest stock options and warrants will be recognized over the next year	83,128
Expenses related to the granting and vesting of all stock options and warrants	$ 125,196		$ 7,344